Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Forfeiture shares, par value (in Dollars per share)
Forfeiture shares, authorized (in Shares)	0	359,375
Forfeiture shares, issued (in Shares)	0	359,375
Forfeiture shares, outstanding (in Shares)	0	359,375
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	700,000,000	700,000,000
Ordinary shares, shares issued (in Shares)	106,352,460	107,614,972
Ordinary shares, shares outstanding (in Shares)	103,050,266	106,342,415
Treasury shares at cost (in Shares)	3,302,194	625,682